Significant judgments, estimates and assumptions - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of accounting judgements and estimates [line items]
Decrease in depreciation expense	R$ 14,538
Pin Pads & POS
Disclosure of accounting judgements and estimates [line items]
Estimated useful lives (years)	5 years	3 years
Residual value of initial cost percentage	0.00%	30.00%